Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Schedule of goodwill and intangible assets
The table below provides detail regarding the Company's intangible assets.

	Goodwill	Core Deposit Intangible	Total
	(In thousands)
Balance at September 30, 2014	$291,503	$11,406	$302,909
Amortization	—	(3,551)	(3,551)
Balance at September 30, 2015	291,503	7,855	299,358
Amortization	—	(2,369)	(2,369)
Balance at September 30, 2016	$291,503	$5,486	$296,989

Schedule of future amortization expense	The table below presents the estimated core deposit intangible asset amortization expense for the next five years.

Fiscal Year	Expense
(In thousands)
2017	$1,648
2018	1,204
2019	1,157
2020	1,157
2021	320